Financial Instruments and Fair Value Measurements - Non-Recurring Measurements for Long-lived Assets (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Non-Recurring measurements:
Impairment loss	$ 1,454
Vessels, net
Non-Recurring measurements:
Impairment loss	1,454
Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Vessels, net (Note 6)	14,250
Total	$ 14,250